ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Other comprehensive income, tax	$ 0	$ 0	$ 0